PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Jun. 30, 2026
Prepayments And Other Assets
PREPAYMENTS AND OTHER ASSETS

NOTE 5 – PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Security deposits*	$3,015,377	$2,855,811
Others	135,159	641,877
Prepayments and other assets	3,150,536	3,497,688
Less: prepayments and other current assets	(187,207)	(79,822)
Prepayments and other non-current assets	$2,963,329	$3,417,866

*	The Company paid security deposits primarily to secure its obligations under various operating lease agreements.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)